Shareholder Report, Average Annual Return (Details)			12 Months Ended	60 Months Ended	75 Months Ended	94 Months Ended
	Jun. 19, 2018	Dec. 01, 2016	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000209942
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Media Mogul Fund - Class I
C000236314
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Media Mogul Fund - Class A
Average Annual Return, Percent			2.01%	(3.61%)		(1.16%)
C000209943
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Pet Parents’ Fund - Class I
C000236315
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Pet Parents’ Fund - Class A
Average Annual Return, Percent			29.23%	12.04%	7.58%
Without Sales Load [Member] | C000209942
Average Annual Return [Line Items]
Average Annual Return, Percent			8.62%	(2.34%)		(0.33%)
Without Sales Load [Member] | C000236314
Average Annual Return [Line Items]
Average Annual Return, Percent			8.24%	(2.46%)		(0.41%)
Without Sales Load [Member] | C000209943
Average Annual Return [Line Items]
Average Annual Return, Percent			37.48%	13.53%	8.72%
Without Sales Load [Member] | C000236315
Average Annual Return [Line Items]
Average Annual Return, Percent			37.12%	13.37%	8.59%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			36.35%	15.98%		16.90%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			36.35%	15.98%		16.90%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			36.35%	15.98%	6.02%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			36.35%	15.98%	6.02%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent			37.66%	10.86%		11.79%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent			37.66%	10.86%		11.79%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			26.76%	9.39%	0.56%
S&P 500 Consumer Staples
Average Annual Return [Line Items]
Average Annual Return, Percent			25.32%	10.04%	6.66%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			26.76%	9.39%	0.56%
S&P 500 Consumer Staples
Average Annual Return [Line Items]
Average Annual Return, Percent			25.32%	10.04%	6.66%